ING LOGO AMERICAS US Legal Services

J. Neil McMurdie Senior Counsel (860) 580-2824 Fax: (860) 580-4844 neil.mcmurdie@us.ing.com July 9, 2010

BY EDGARLINK

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Ladies and Gentlemen:

Re:	Security Life of Denver Insurance Company
Security Life Separate Account L1
Initial Registration Statement on Form N-6
Prospectus Title: ING VUL-DB
File Nos.: 333-__________ and 811-08292

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the "Company") and its Security Life Separate Account L1 (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing a Registration Statement on Form N-6 with respect to flexible premium variable universal life insurance policies (the "Policies") offered by the Company through the Account.

Fees

There is no fee required for this filing. The Company and the Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-08292).

The requisite financial statements, fees and charges, Opinion and Consent of Counsel, Consent of Independent Registered Accounting Firm and other exhibits and information will be included in a pre-effective amendment to the Registration Statement.

It is proposed that this Registration Statement become effective on or before October 11, 2010.

Windsor Site	ING North America Insurance Corporation
One Orange Way
Windsor, CT 06095-4774

Securities and Exchange Commission

If you have any questions or comments, please call me at 860-580-2824.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie